				SHARES	COST	FAIR VALUE

Equities — 2.34%*:
Common Stocks — 2.28%*:
	Boomerang Tube Holdings, Inc.¤			36,149	$3,510,832	$0
	ESC CB 144A High Ridge¤			2,982	0	41,748
	Fieldwood Energy LLC¤			167,574	4,057,567	0
	Tourmaline Escrow Cash¤+			1,197,757	0	953,097
	Tourmaline Oil Corp+			276,778	3,948,373	5,268,186
	Sabine Oil & Gas LLC¤			4,342	248,858	56,446
	KCA Deutag Ordinary A Shares¤+			23,585	990,570	1,627,365
	Travelex Private Equity¤+			10,120	1	0
	Total Common Stocks			1,719,287	12,756,201	7,946,842

Warrants — 0.06%*:
	Travelex Topco Limited Warrant¤+			2,218	0	221,687
	Total Warrants			2,218	0	221,687

	Total Equities			1,721,505	12,756,201	8,168,529

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 138.24%*:
Asset-Backed Securities — 12.21%*:
CDO/CLO — 12.21%*:
	610 FDG 2016-2R CLO LTD, 3M LIBOR + 7.250%^	7.44%	1/20/2034	1,550,000	$1,534,190	$1,523,683
	Anchorage Capital CLO LTD 2015-6A, 3M LIBOR + 6.350%^~	6.59	7/15/2030	600,000	$608,002	$578,078
	Anchorage Capital CLO LTD 2016-9A ER, 3M LIBOR + 6.410%^~	6.65	7/15/2032	1,500,000	1,455,000	1,468,065
	Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%^~	7.03	10/15/2030	1,000,000	977,213	977,237
	Bain Capital Credit CLO 2020-2 E, 3M LIBOR + 6.830%^~	7.05	7/29/2031	1,000,000	929,843	1,009,488
	Ballyrock CLO LTD 2019-2R, 3M LIBOR + 6.500%^	6.68	11/20/2030	2,000,000	2,000,000	1,955,632
	BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%^~	5.87	10/20/2031	1,000,000	1,000,000	940,656
	Canyon CLO LTD 2019-2A, 3M LIBOR + 7.150%^~	7.39	10/15/2032	1,000,000	1,000,000	1,000,273
	Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%^~	6.12	1/21/2031	750,000	750,000	717,953
	Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%^~	5.52	1/22/2030	700,000	700,000	640,751
	Carlyle Global Market Strategies 2019-3 LTD, 3M LIBOR + 7.030%^~	7.25	10/20/2032	1,000,000	975,000	999,669
	Cedar Funding LTD 2016-6A, 3M LIBOR + 5.900%^~	6.12	10/20/2028	2,500,000	2,500,000	2,499,603
	CIFC Funding 2020-1 LTD^~	7.32	7/15/2032	1,900,000	1,881,000	1,904,212
	Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%^~	5.74	1/15/2031	1,000,000	1,000,000	930,949
	GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%^~	6.72	4/22/2030	1,500,000	1,442,632	1,280,183
	GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%^~	5.62	1/18/2031	500,000	500,000	473,254
	KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%^~	5.72	10/16/2030	1,500,000	1,500,000	1,361,664
	LCM LTD 2019-30, 3M LIBOR + 6.950%^~	7.17	4/21/2031	1,100,000	1,100,000	1,099,870
	Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%^~	4.57	1/24/2028	1,000,000	1,000,000	932,900
	Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%^~#	7.79	10/18/2030	2,000,000	1,960,000	1,868,896
	Madison Park Funding LTD XXXV 2019-35R E-R, 3M LIBOR + 6.100%^	6.29	4/20/2032	1,400,000	1,400,000	1,400,000
	Madison Park Funding LTD 2019-32R E-R, 3M LIBOR + 6.200%^	6.39	1/22/2031	1,000,000	1,000,000	980,431
	Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%^~	7.79	11/15/2028	1,400,000	1,386,000	1,331,179
	Neuberger Berman Loan Advisers CLO LTD, 3M LIBOR + 7.050% ^~	7.27	7/21/2031	800,000	792,000	802,192
	OCP CLO LTD 2020-19, 3M LIBOR + 6.110% ^~	6.33	7/21/2031	800,000	719,952	780,656
	OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%^~	8.12	1/20/2032	2,000,000	1,970,323	1,831,072
	OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%^~	8.12	7/23/2031	1,500,000	1,477,500	1,386,000
	Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%^~	5.72	1/21/2031	2,000,000	2,000,000	1,765,468
	Sound Point CLO Ltd Series 2020-1A Class E, 3M LIBOR + 7.080%^~	7.39	7/22/2030	1,600,000	1,476,834	1,601,315
	TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%^~	5.72	4/20/2031	1,000,000	936,755	952,477
	Voya CLO LTD 2019-4A, 3M LIBOR + 7.480%^~	7.72	1/18/2033	1,400,000	1,358,585	1,410,606
	Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%^~	5.77	1/17/2031	1,500,000	1,500,000	1,364,267
	Wind River 2017-1A ER, 3M LIBOR + 7.060%^	7.25	4/18/2036	2,000,000	1,960,000	1,960,000
	Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%^~	5.98	11/20/2030	1,000,000	1,000,000	932,646
	Total CDO/CLO			44,500,000	43,790,828	42,661,322

	Total Asset-Backed Securities			44,500,000	43,790,828	42,661,322

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans§ — 9.81%*:
Automotive — 0.57%*:
	Dexko Global Inc, 3M LIBOR + 8.250%~	9.25%	7/24/2025	2,000,000	$2,000,000	$1,985,000
	Total Automotive			2,000,000	2,000,000	1,985,000

Chemicals, Plastics and Rubber — 0.50%*:
	Colouroz Investment 2 LLC, 3M LIBOR + 7.250%+~	5.50	9/21/2024	2,080,872	2,073,123	1,766,140
	Total Chemicals, Plastics and Rubber			2,080,872	2,073,123	1,766,140

Diversified/Conglomerate Manufacturing — 0.80%*:
	Averys, 3M LIBOR + 8.250%+~	8.25	9/25/2026	500,000	571,943	536,512
	Commercial Vehicle Group Inc., 1M LIBOR + 6.000%~	5.75	4/12/2023	0	(449)	0
	SunSource, Inc., 1M LIBOR + 8.000%~	9.00	4/30/2026	2,500,000	2,514,308	2,252,500
	Total Diversified/Conglomerate Manufacturing			3,000,000	3,085,802	2,789,012

Diversified/Conglomerate Service — 7.25%*:
	Syncsort Incorporated (Precisely) 2ND Lien T/L, 3M LIBOR + 7.250%	8.00	3/19/2029	9,009,009	8,918,919	9,001,532
	Misys (Finastra), 3M LIBOR + 7.250%~	8.25	6/16/2025	16,290,136	16,173,195	16,351,224
	Total Diversified/Conglomerate Service			25,299,145	25,092,114	25,352,756

Healthcare, Education and Childcare — 0.00%*:
	Advanz Pharma Corp., 1M LIBOR + 5.500%+~	6.50	9/6/2024	0	(2,945)	0
	Envision Healtcare, 1M LIBOR + 3.750%~	3.87	10/10/2025	0	(32,012)	0
	Total Healthcare, Education and Childcare			0	-34,957	0

Leisure, Amusement, Entertainment — 0.10%*:
	Odeon Cinemas Group T/L B 2	10.75	8/11/2023	185,000	216,643	219,120
	Odeon Cinemas Group T/L B	10.75	8/11/2023	87,500	116,689	121,834
	Total Leisure, Amusement, Entertainment			272,500	333,332	340,954

Mining, Steel, Iron and Non-Precious Metals — 0.00%*:
	Boomerang Tube, LLC, 3M LIBOR + 6.500%¤~	0.00	6/30/2022	2,608,648	2,608,648	0
	Total Mining, Steel, Iron and Non-Precious Metals			2,608,648	2,608,648	0

Oil and Gas — 0.10%*:
	Fieldwood Energy LLC, 1M LIBOR + 7.250%~	0.00	4/11/2023	7,481,592	2,720,500	346,024
	Total Oil and Gas			7,481,592	2,720,500	346,024

Personal Transportation — 0.09%*:
	Naviera Armas Bridge, 1M LIBOR + 2.500%¤+~	2.37	4/30/2021	106,472	128,522	122,363
	Naviera Armas Bridge, 1M LIBOR + 2.500%¤+~	5.00	4/30/2021	60,543	73,027	69,579
	Naviera Armas Bridge, 1M LIBOR + 2.500%¤+~	5.00	7/31/2021	112,737	127,560	129,563
	Total Personal Transportation			279,751	329,109	321,504

Telecommunications — 0.40%*:
	Syniverse Holdings T/L, 3M LIBOR + 5.000%	6.00	3/9/2023	1,427,359	1,313,170	1,406,106
	Total Telecommunications			1,427,359	1,313,170	1,406,106

	Total Bank Loans			44,449,868	39,520,841	34,307,496

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Corporate Bonds — 116.22%*:
Aerospace and Defense — 4.21%*:
	TransDigm Group, Inc.#	7.50%	3/15/2027	6,000,000	$6,022,172	$6,390,000
	Triumph Group, Inc.#	7.75	8/15/2025	8,289,000	8,292,874	8,330,445
	Total Aerospace and Defense			14,289,000	14,315,046	14,720,445

Automotive — 5.25%*:
	AA Bond Co. Ltd.+^	6.50	1/31/2026	1,350,000	1,843,683	1,919,279
	Aston Martin Capital Holdings Ltd+^	10.50	11/30/2025	850,000	926,642	938,761
	Ford Motor Company#	9.63	4/22/2030	2,000,000	2,590,998	2,791,080
	Ford Motor Company#	7.45	7/16/2031	2,000,000	2,321,600	2,521,660
	Power Solutions^#	8.50	5/15/2027	8,965,000	9,056,718	9,653,153
	Real Hero Merger Sub 2 Inc.^	6.25	2/1/2029	499,000	499,000	515,218
	Total Automotive			15,664,000	17,238,641	18,339,151

Beverage, Food and Tobacco — 2.12%*:
	Boparan Finance PLC+^	7.63	11/30/2025	750,000	1,037,046	1,017,929
	Kehe Distributors, LLC^#	8.63	10/15/2026	1,159,000	1,159,000	1,289,388
	Manitowoc Foodservice#	9.50	2/15/2024	3,074,000	3,186,482	3,166,220
	Refresco Group N.V.+^#	6.50	5/15/2026	1,600,000	1,931,865	1,941,998
	Total Beverage, Food and Tobacco			6,583,000	7,314,393	7,415,534

Broadcasting and Entertainment — 6.74%*:
	Arqiva Broadcast+^#	6.75	9/30/2023	2,400,000	3,037,737	3,416,188
	Banijay+^#	6.50	3/1/2026	2,500,000	2,761,119	2,984,350
	Beasley Mezzanine Holdings LLC^#	8.63	2/1/2026	1,801,000	1,801,000	1,810,005
	Clear Channel Worldwide Holdings Inc.#	9.25	2/15/2024	4,664,000	4,900,090	4,851,959
	Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	2,568,000	2,595,339	2,545,735
	Cox Media Group^#	8.88	12/15/2027	3,837,000	3,994,426	4,128,804
	Dish DBS Corp.#	7.75	7/1/2026	673,000	614,034	741,310
	iHeartCommunications, Inc.#	8.38	5/1/2027	570,000	609,525	612,038
	Univision Communications Inc.^#	9.50	5/1/2025	2,234,000	2,469,130	2,446,230
	Total Broadcasting and Entertainment			21,247,000	22,782,401	23,536,618

Buildings and Real Estate — 3.10%*:
	New Enterprise Stone & Lime Co.^#	9.75	7/15/2028	665,000	665,000	744,800
	Realogy Group^#	9.38	4/1/2027	3,763,000	3,590,847	4,167,461
	Realogy Group^	7.63	6/15/2025	329,000	329,000	359,202
	Service Properties Trust	4.38	2/15/2030	400,000	349,011	367,480
	Stl Hldg Co LLC^#	7.50	2/15/2026	4,981,000	5,022,597	5,180,240
	Total Buildings and Real Estate			10,138,000	9,956,455	10,819,183

Cargo Transport — 2.89%*:
	Kenan Advantage^#	7.88	7/31/2023	10,125,000	10,155,516	10,099,688
	Total Cargo Transport			10,125,000	10,155,516	10,099,688

Chemicals, Plastics and Rubber — 3.16%*:
	Consolidated Energy Finance S.A.^#	6.88	6/15/2025	3,560,000	3,432,686	3,626,750
	Consolidated Energy Finance S.A.^#	6.50	5/15/2026	2,799,000	2,058,891	2,797,251
	CVR Partners LP^#	9.25	6/15/2023	4,576,000	4,544,302	4,616,040
	Total Chemicals, Plastics and Rubber			10,935,000	10,035,879	11,040,041

Containers, Packaging, and Glass — 3.59%*:
	Mauser Packaging Solutions^#	7.25	4/15/2025	4,067,000	3,954,491	4,067,000
	Tekni-Plex^#	9.25	8/1/2024	8,000,000	7,908,361	8,480,000
	Total Containers, Packaging, and Glass			12,067,000	11,862,853	12,547,000

Diversified/Conglomerate Manufacturing — 1.58%*:
	Heat Exchangers+^	7.78	10/9/2025	625,000	659,223	625,748
	Manitowoc Cranes^#	9.00	4/1/2026	4,538,000	4,545,698	4,895,368
	Total Diversified/Conglomerate Manufacturing			5,163,000	5,204,921	5,521,115

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Diversified/Conglomerate Service — 4.92%*:
	Algeco Scotsman+^#	6.50%	2/15/2023	1,750,000	$2,144,349	$2,084,149
	Carlson Travel Holdings Inc.^#	11.50	12/15/2026	6,078,253	6,086,158	4,619,472
	Powerteam Services LLC^#	9.03	12/4/2025	2,750,000	2,978,872	3,053,325
	Summer BC Holdco+^	9.25	10/31/2027	2,477,880	3,085,660	3,123,756
	Verisure Midholding+^	5.25	2/15/2029	3,575,000	4,325,356	4,330,767
	Total Diversified/Conglomerate Service			16,631,133	18,620,395	17,211,469

Diversified Natural Resources, Precious Metals and Minerals — 0.00%*:
	Northwest Acquisitions ULC+^	7.13	11/1/2022	16,122,000	12,424,805	1,612
	Total Diversified Natural Resources, Precious Metals and Minerals			16,122,000	12,424,805	1,612

Electronics — 6.16%*:
	Solera LLC^#	10.50	3/1/2024	1,000,000	1,046,809	1,033,100
	Veritas Bermuda Ltd.^#	10.50	2/1/2024	17,957,000	16,305,778	18,383,479
	Veritas Bermuda Ltd.^#	7.50	9/1/2025	2,024,000	2,024,000	2,104,960
	Total Electronics			20,981,000	19,376,587	21,521,539

Finance — 4.44%*:
	Alliance Data Systems Corp.^#	7.00	1/15/2026	2,000,000	1,992,500	2,140,400
	Avolon Holdings^#	6.50	9/15/2024	8,512,391	6,776,745	8,163,383
	Galaxy Bidco Ltd.+^#	6.50	7/31/2026	1,000,000	1,294,855	1,458,980
	Garfunkelux Holdco+^	6.75	11/1/2025	450,000	533,833	545,389
	Travelex¤+^	12.50	8/5/2025	1,326,504	1,584,082	3,200,273
	Travelex¤+^#	8.00	5/15/2022	4,600,000	5,097,344	0
	Total Finance			17,888,895	17,279,359	15,508,424

Healthcare, Education and Childcare — 8.21%*:
	Advanz Pharma Corp.+^	8.00	9/6/2024	3,743,000	3,684,730	3,836,201
	Bausch Health Companies Inc.^#	9.00	12/15/2025	11,045,000	11,251,666	11,997,631
	Cidron Aida Finco+	6.25	4/1/2028	1,650,000	2,275,266	2,297,448
	Community Health System Inc.^	6.88	4/15/2029	286,000	286,000	298,942
	Endo International^#	7.50	4/1/2027	1,890,000	1,890,000	2,009,448
	Endo Designated Activity Company^	9.50	7/31/2027	1,000,000	1,099,146	1,086,250
	Endo Designated Activity Company^	6.00	6/30/2028	1,500,000	1,323,939	1,215,000
	Radiology Partners Inc.^#	9.25	2/1/2028	2,586,000	2,774,784	2,815,508
	Verscend Technologies, Inc.^#	9.75	8/15/2026	2,915,000	3,066,067	3,125,521
	Total Healthcare, Education and Childcare			26,615,000	27,651,598	28,681,948

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.43%*:
	Balta+^	8.75	12/31/2024	1,345,900	1,488,945	1,572,424
	BCPE Ulysses Intermediate Inc^#	7.75	4/1/2027	3,315,000	3,352,956	3,439,313
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,660,900	4,841,901	5,011,736

Hotels, Motels, Inns and Gaming — 1.63%*:
	Boyne USA, Inc.^#	7.25	5/1/2025	950,000	950,000	987,525
	Scientific Games International Inc.^#	8.63	7/1/2025	4,325,000	4,411,573	4,702,140
	Total Hotels, Motels, Inns and Gaming			5,275,000	5,361,573	5,689,665

Insurance — 1.51%*:
	Acrisure LLC^#	10.13	8/1/2026	4,575,000	4,724,869	5,272,688
	Total Insurance			4,575,000	4,724,869	5,272,688

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Leisure, Amusement, Entertainment — 3.04%*:
	AMC Entertainment Holdings Inc^	10.50%	4/15/2025	227,000	$226,433	$241,188
	AMC Entertainment Holdings Inc^#	10.50	4/24/2026	814,000	810,900	860,805
	Carnival Corp.^	7.63	3/1/2026	1,000,000	1,185,944	1,267,745
	Center Parcs+^	6.50	8/28/2026	1,150,000	1,608,834	1,672,722
	Eldorado Resorts^#	8.13	7/1/2027	4,000,000	3,896,677	4,412,800
	Motion Finco+^	7.00	5/15/2025	1,750,000	1,931,831	2,162,540
	Total Leisure, Amusement, Entertainment			8,941,000	9,660,619	10,617,799

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 4.19%*:
	Diebold Nixdorf Inc.^#	9.38	7/15/2025	5,577,000	5,928,346	6,211,384
	Diebold Nixdorf Inc.^	9.00	7/15/2025	815,000	958,582	1,054,248
	Diebold Nixdorf Inc.#	8.50	4/15/2024	2,260,000	2,307,978	2,308,590
	Granite Holdings US Acquisition Co.^#	11.00	10/1/2027	1,000,000	1,122,569	1,127,500
	Sarens+^#	5.75	2/21/2027	1,625,000	1,783,930	1,864,673
	Titan Acquisition Ltd / Titan Co-Borrower LLC+^#	7.75	4/15/2026	2,000,000	2,073,046	2,079,600
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			13,277,000	14,174,451	14,645,995

Mining, Steel, Iron and Non-Precious Metals — 14.95%*:
	Cleveland-Cliffs Inc.^#	9.88	10/17/2025	3,970,000	4,342,909	4,651,054
	Consol Energy Inc.^#	11.00	11/15/2025	10,316,000	10,669,529	9,568,090
	First Quantum Minerals+^#	7.25	4/1/2023	2,000,000	1,950,809	2,035,000
	First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,441,567	10,092,688
	First Quantum Minerals+^	6.88	10/15/2027	200,000	200,000	214,500
	Hecla Mining Company#	7.25	2/15/2028	4,699,000	5,098,099	5,039,678
	Perenti Finance Pty Ltd+^#	6.50	10/7/2025	2,500,000	2,500,000	2,641,127
	PIC AU Holdings LLC^	10.00	12/31/2024	6,043,000	5,423,806	5,544,453
	SunCoke Energy Inc.^#	7.50	6/15/2025	5,743,000	5,720,325	5,965,541
	United States Steel Corp.#	6.88	3/1/2029	2,834,000	2,804,000	2,904,850
	Warrior Met Coal Inc.^#	8.00	11/1/2024	3,513,000	3,583,691	3,600,825
	Total Mining, Steel, Iron and Non-Precious Metals			51,593,000	51,734,734	52,257,805

Oil and Gas — 19.12%*:
	Antero Resources Corp.^	8.38	7/15/2026	451,000	452,547	497,228
	Antero Resources Corp.^	7.63	2/1/2029	1,907,000	2,023,932	2,030,955
	Calumet Specialty Products^#	11.00	4/15/2025	1,030,000	1,060,603	1,081,500
	Calumet Specialty Products^#	9.25	7/15/2024	2,850,000	2,754,085	3,092,250
	CGG+^	8.75	4/1/2027	2,136,000	2,136,000	2,152,447
	CGG SA+^	7.75	4/1/2027	2,500,000	2,978,389	2,917,102
	Comstock Resources Inc#	9.75	8/15/2026	600,000	651,595	652,500
	CVR Energy Inc.^#	5.75	2/15/2028	3,850,000	3,318,754	3,744,125
	Enlink Midstream Partners LP	4.85	7/15/2026	200,000	175,582	193,206
	Enlink Midstream Partners LP	5.60	4/1/2044	5,413,000	3,557,581	4,492,790
	Enlink Midstream Partners LP	5.45	6/1/2047	1,000,000	854,050	806,620
	Genesis Energy LP#	7.75	2/1/2028	3,408,000	3,119,241	3,409,022
	Genesis Energy LP#	8.00	1/15/2027	1,639,000	1,636,951	1,659,520
	Harvest Midstream I L P^	7.50	9/1/2028	458,000	458,000	492,213
	Hilcorp Energy I L P^#	6.25	11/1/2028	3,202,000	2,788,688	3,298,060
	KCA Deutag+^	9.88	12/1/2025	1,179,286	1,179,286	1,289,846
	Laredo Petroleum Inc.#	10.13	1/15/2028	2,765,000	2,670,666	2,650,280
	MEG Energy Corp.+^#	7.13	2/1/2027	2,698,000	2,527,521	2,826,155
	Neptune Energy Bondco PLC^#	6.63	5/15/2025	4,856,000	4,475,817	4,874,210
	NGL Energy Finance Corp^#	7.50	2/1/2026	524,000	524,000	537,658
	Occidental Pete Corp.#	8.50	7/15/2027	4,523,000	4,571,772	5,359,755
	Occidental Pete Corp.#	7.88	9/15/2031	2,500,000	2,656,518	2,937,500
	Occidental Pete Corp.	4.50	7/15/2044	586,000	436,552	498,100
	Ovintiv Inc.#	6.50	8/15/2034	500,000	478,054	601,198
	Ovintiv Inc.#	6.50	2/1/2038	2,000,000	1,837,871	2,418,263
	PBF Holding Co LLC^#	9.25	5/15/2025	1,196,000	1,188,122	1,219,531
	PBF Holding Co LLC	6.00	2/15/2028	6,000,000	4,963,307	4,432,500
	Range Resources Corp^	8.25	1/15/2029	494,000	501,294	528,580
	Southwestern Energy Co.	8.38	9/15/2028	449,000	449,000	492,778
	Welltec A/S+^#	9.50	12/1/2022	5,713,000	5,680,233	5,627,305
	Total Oil and Gas			66,627,286	62,106,010	66,813,197

Personal Transportation — 1.32%*:
	American Airlines^#	11.75	7/15/2025	3,337,000	3,361,754	4,125,366
	Naviera Armas, 3M EURIBOR + 4.250%+^~	4.25	11/15/2024	150,000	127,479	107,060
	Naviera Armas, 3M EURIBOR + 6.500%+^~	6.50	7/31/2023	525,000	608,346	368,552
	Total Personal Transportation			4,012,000	4,097,578	4,600,978
		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Printing and Publishing — 2.52%*:
	Cimpress N.V.^#	7.00%	6/15/2026	2,069,000	$2,069,000	$2,184,243
	Houghton Mifflin Harcourt Publishers Inc.^#	9.00	2/15/2025	3,000,000	2,952,289	3,210,000
	McGraw Hill LLC / McGraw-Hill Global Education Finance Inc^#	8.00	11/30/2024	3,369,000	3,411,502	3,398,647
	Total Printing and Publishing			8,438,000	8,432,792	8,792,891

Retail Store — 1.63%*:
	At Home Holding III INC^#	8.75	9/1/2025	2,000,000	2,098,320	2,182,500
	Casino Guichard Perracho+^	6.63	1/15/2026	1,050,000	1,279,474	1,302,141
	Michaels Stores Inc.^#	8.00	7/15/2027	2,000,000	2,101,100	2,210,000
	Total Retail Store			5,050,000	5,478,894	5,694,641

Telecommunications — 8.51%*:
	Altice France Holding S.A.^#	10.50	5/15/2027	2,000,000	2,243,029	2,251,900
	BMC Software^#	9.75	9/1/2026	9,682,000	9,556,943	10,316,926
	Commscope Inc.^#	8.25	3/1/2027	11,673,000	11,689,538	12,490,110
	Consolidated Communications^#	6.50	10/1/2028	832,000	832,000	898,668
	Digicel Limited ¤+^#	8.25	9/30/2020	2,500,000	2,491,364	0
	Northwest Fiber LLC^#	10.75	6/1/2028	1,206,000	1,329,109	1,362,418
	Uniti Group LP / Uniti Group Finance Inc.^	6.50	2/15/2029	330,000	330,000	328,020
	Viasat^	6.50	7/15/2028	790,000	790,000	831,917
	Windstream Escrow LLC^#	7.75	8/15/2028	1,251,000	1,246,000	1,271,329
	Total Telecommunications			30,264,000	30,507,983	29,751,289

	Total Corporate Bonds			407,162,213	405,340,254	406,112,450

	Total Fixed Income			496,112,081	488,651,923	483,081,269

	Total Investments			497,833,586	501,408,124	491,249,798

Other assets and liabilities — (40.58)%						(141,810,939)
	Net Assets — 100%					$349,438,859

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2021.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2021.

	United States	79.4%
	United Kingdom	6.9%
	France	2.9%
	Canada	2.9%
	Zambia	2.5%
	Australia	1.7%
	Denmark	1.1%
	Sweden	0.9%
	Belgium	0.7%
	(Individually less than 1%)	1.0%
		100.0%

A summary of outstanding derivatives at March 31, 2021 is as follows:

Schedule of Open Forward Currency Contracts
March 31, 2021

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
34,722,039	USD	(29,106,625)	EUR	Morgan Stanley	4/16/2021	577,428
1,661,356	EUR	(1,961,837)	USD	Morgan Stanley	4/16/2021	(12,922)
19,672,000	USD	(14,238,036)	GBP	Morgan Stanley	4/16/2021	42,441
2,437,597	GBP	(3,388,199)	USD	Morgan Stanley	4/16/2021	(27,556)
7,124,651	CAD	(9,016,930)	USD	JP Morgan Chase	4/16/2021	(50,735)
1,133,832	USD	(905,709)	CAD	JP Morgan Chase	4/16/2021	(3,442)
						$525,214

(1) Values are listed in U.S. dollars.

Schedule of Investments.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments:

Description	Level 1	Level 2		Level 3	Total Investments
Assets:
Equities:
Common Stocks	$5,268,186	$		$2,678,656	$7,946,842
Preferred Stocks	-		-	-	-
Warrants	-		-	221,687	221,687
Total Equities:	5,268,186			2,900,343	8,168,529
Fixed Income:
Asset-Backed	$-		$42,661,322	$-	$42,661,322
Securities Bank Loans	-		33,985,992	321,504	34,307,496
Corporate Bonds	-		402,912,177	3,200,273	406,112,450
Total Fixed Income	$-		$479,559,491	$3,521,777	$483,081,268
Derivative Securities:
Foreign Exchange Contracts:	$-		$525,214	$-	$525,214
Total Derivative Securities	$-		$525,214	$-	$525,214
Total Assets	$5,268,186		$480,084,705	$6,422,120	$491,775,011

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020:

Type of Assets	Fair Value as of March 31, 2021	Valuation Technique(s)	Unobservable Input

Equities
Boomerang Tube Holdings, Inc.	$0	Analyst Priced	Default, priced at zero
ESC CB 144A High Ridge	$41,748	Broker Quote	$14.00; Broker quote depth of 1
Fieldwood Energy LLC	$0	Broker Quote	$0.01; Price taken from Barings sourced via Markit
Travelex Topco Limited Warrants	$221,687	Broker Quote	$72.50; Price taken from Barings sourced via Markit
KCA Deutag Ordinary A Shares	$1,627,365	Broker Quote	$69.00; Price taken from Barings sourced via Markit
Sabine Oil & Gas LLC	$56,446	Withholding Tax Reclaim	Priced at value of the withholding tax reclaim
Pinnacle Operating Corp.$0Zero ValueValued at ZeroTourmaline Escrow Cash	$953,097	Withholding Tax Reclaim	Priced at value of the withholding tax reclaim
Travelex Private Equity	$0	Zero Value	Valued at Zero.

Bank Loans
Boomerang Tube, LLC	$0	Analyst Priced	Default, priced at zero
Naviera Armas Bridge, 1M LIBOR + 2.500%	$122,363	Priced at Cost	98.00; Priced at restructure cost less OID
Naviera Armas Bridge, 1M LIBOR + 2.500%	$69,579	Priced at Cost	98.00; Priced at restructure cost less OID
Naviera Armas Bridge, 1M LIBOR + 2.500%	$129,563	Priced at Cost	98.00; Priced at restructure cost less OID

Corporate Bonds
Digicel Limited Appvion Inc.	$0 $0	Zero Value Zero Value	Valued at Zero Valued at Zero
Travelex	$3,200,273	Broker Quote	$175.00; Price taken from Barings sourced via Markit

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $1,223,509 was transferred from Level 3 to Level 2 for the period from January 1, 2021 through March 31, 2021. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2020	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED	BALANCE AT MARCH 31, 2021	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF MARCH 31, 2021
Equities
Boomerang Tube Holdings, Inc.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
ESC CB 144A High Ridge	$0	$0	$0	$0	$0	$0	$0	$41,748	$41,748	$41,748
Fieldwood Energy LLC	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Jupiter Resources Inc.	$3,749,198	$0	$0	$0	($3,948,373)	$0	($1,714,169)	$1,913,344	$0	$1,913,344
KCA Deutag Ordinary A Shares¤+	$955,193	$0	$0	$0	$0	$0	$0	$672,172	$1,627,365	$672,172
Sabine Oil & Gas LLC	$56,446	$0	$0	$0	$0	$0	$0	$0	$56,446	$0
Tourmaline Escrow Cash	$0	$0	$0	$0	$0	$0	$0	$953,097	$953,097	$953,097
Travelex Private Equity	$0	$0	$0	$1	($1)	$0	$1	($1)	$0	($1)
Common Stocks	$4,760,837	$0	$0	$0	($3,948,374)	$0	($1,714,168)	$3,580,360	$2,678,656	$3,580,360
Travelex Topco Limited Warrant¤+	$250,232	$0	$0	$0	$0	$0	$0	($28,545)	$221,687	($28,545)
Warrants	$250,232	$0	$0	$0	$0	$0	$0	($28,545)	$221,687	($28,545)
Total Equities	$5,011,068	$0	$0	$0	($3,948,374)	$0	($1,714,168)	$3,551,815	$2,900,343	$3,551,815
Fixed Income
Boomerang Tube, LLC	$104,346	$0	$0	$0	$0	$0	$0	($104,346)	($0)	($104,346)
Naviera Armas Bridge	$127,521	$0	$0	$0	$0	$217	$0	($5,375)	$122,363	($5,375)
Naviera Armas Bridge	$68,751	$0	$0	$0	$0	$3,854	$0	($3,026)	$69,579	($3,026)
Naviera Armas Bridge	$0	$0	$0	$127,560	$0	$0	$0	$2,002	$129,563	$2,002
Bank Loans	$300,618	$0	$0	$127,560	$0	$4,071	$0	($110,745)	$321,504	($110,745)
Digicel Limited	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
KCA Deutag	$1,223,509	$0	($1,223,509)	$0	$0	$0	$0	$0	$0	$0
Travelex	$4,959,932	$0	$0	$769,233	($3,203,708)	$16,392	$1,726,915	($1,068,491)	$3,200,273	($1,068,491)
Travelex	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Corporate Bonds	$6,183,441	$0	($1,223,509)	$769,233	($3,203,708)	$16,392	$1,726,915	($1,068,491)	$3,200,273	($1,068,491)
Total Fixed Income	$6,484,059	$0	($1,223,509)	$896,793	($3,203,708)	$20,463	$1,726,915	($1,179,236)	$3,521,777	($1,179,236)
Total	$11,495,127	$0	($1,223,509)	$896,793	($7,152,082)	$20,463	$12,747	$2,372,579	$6,422,120	$2,372,579